Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	$ 8,646,844	$ 8,185,146	$ 6,711,990
European Union [Member]
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	5,151,103	5,618,002	4,660,608
Asia Pacific [Member]
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	1,520,409	509,168	73,395
North America [Member]
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	296,199	110,508	215,437
South America [Member]
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	269,538	1,475,088	1,651,500
Other Regions [Member]
Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) [Line Items]
Revenue geographic locations	$ 1,409,595	$ 472,380	$ 111,050